Note 13 - Revenue and Government Financing for Research Expenditures - Schedule of Variance of Deferred Revenue (Details) - Deferred revenue [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Contract liabilities			€ 150,195	[1]	€ 134,914	[2]
Revenue from the 2017 financial year	€ (61,356)		(77,180)
Upfront payment			146,259
Revenue for the current financial year	(61,356)		(77,180)
Transfer to collaboration liabilities			(715)
IFRS 15 [member]
Statement Line Items [Line Items]
Contract liabilities	89,112	[3]			81,831
Restatement related to the first application of IFRS 15					(53,083)
Transfer to collaboration liabilities	273
Monalizumab [member]
Statement Line Items [Line Items]
Contract liabilities			104,925		134,914	[2]	€ 167,261
Revenue from the 2017 financial year	(42,541)		(61,548)		(32,346)
Upfront payment			85,358
Revenue for the current financial year	(42,541)		(61,548)		(32,346)
Transfer to collaboration liabilities			(715)
Monalizumab [member] | IFRS 15 [member]
Statement Line Items [Line Items]
Contract liabilities	62,657				81,831
Restatement related to the first application of IFRS 15					(53,083)
Transfer to collaboration liabilities	273
IPH5201 [member]
Statement Line Items [Line Items]
Contract liabilities			27,869
Revenue from the 2017 financial year	(18,816)		(15,632)
Upfront payment			43,501
Revenue for the current financial year	(18,816)		(15,632)
Transfer to collaboration liabilities
IPH5201 [member] | IFRS 15 [member]
Statement Line Items [Line Items]
Contract liabilities	9,054
Restatement related to the first application of IFRS 15
Transfer to collaboration liabilities
Preclinical molecules [member]
Statement Line Items [Line Items]
Contract liabilities			17,400
Revenue from the 2017 financial year
Upfront payment			17,400
Revenue for the current financial year
Transfer to collaboration liabilities
Preclinical molecules [member] | IFRS 15 [member]
Statement Line Items [Line Items]
Contract liabilities	17,400
Restatement related to the first application of IFRS 15
Transfer to collaboration liabilities

[1]	Of which EUR82,096 thousand of current deferred revenue and EUR68,098 thousand of non-current deferred revenue.
[2]	Of which EUR47,909 thousand of current deferred revenue and EUR87,005 thousand of non-current deferred revenue.
[3]	Of which EUR48,770 thousand of current deferred revenue and EUR40,342 thousand of non-current deferred revenue.